Segment reporting	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Segment reporting
5.  Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the tables below are stated in million US dollar, except volume (million hls).

	North America			Middle Americas			South America			EMEA			Asia Pacific

	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Volume	90	103	107	149	148	141	162	164	157	90	91	87	93	89	88

Revenue	15 072	16 566	16 257	16 348	14 180	12 541	12 040	11 599	9 494	8 589	8 120	8 032	6 824	6 532	6 848

Profit from operations	3 607	5 220	5 110	6 201	5 219	4 888	2 838	2 620	2 305	1 461	1 478	1 472	1 451	1 431	1 569

Net finance income/(cost)

Share of results of associates

Exceptional share of results of associates

Income tax expense

Profit

Segment assets (non-current)	62 931	63 379	63 722	74 160	66 262	67 516	14 791	14 297	12 917	29 302	30 918	34 098	11 980	12 397	13 453

Gross capex	530	695	868	1 371	1 319	1 307	830	1 001	1 154	906	1 011	1 051	498	496	605

FTE¹	17 950	20 040	19 691	48 069	52 355	51 969	36 267	40 589	40 836	21 011	21 306	22 215	24 992	24 331	26 095

	Global Export and Holding companies			AB InBev Worldwide

	2023	2022	2021	2023	2022	2021

Volume	-	1	2	585	595	582

Revenue	508	790	1 133	59 380	57 786	54 304

Profit from operations	(1 592)	(1 451)	(1 520)	13 966	14 517	13 824

Net finance income/(cost)				(5 102)	(4 148)	(5 609)

Share of results of associates				295	299	248

Exceptional share of results of associates				(35)	(1 143)	-

Income tax expense				(2 234)	(1 928)	(2 350)

Profit				6 891	7 597	6 114

Segment assets (non-current)	2 808	2 505	1 973	195 973	189 757	193 679

Gross capex	504	638	655	4 638	5 160	5 640

FTE¹	6 251	6 572	7 160	154 540	165 193	167 966

1
The 2021 and 2022 presentation were amended to conform to the 2023 presentation.

For the year ended 31 December 2023, net revenue from the beer business amounted to 52 645 m US dollar (2022: 51 544m US dollar; 2021: 49 333m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 6 735m US dollar (2022: 6 242m US dollar; 2021:

4 971m
US dollar). Additionally, for 2023, net revenue from the company’s business in the United States amounted to 13 168
m US dollar (2022: 14 580
m US dollar; 2021:
14 259
m US dollar) and net revenue from the company’s business in Brazil amounted to
9 257
m US dollar (2022:
8 256
m US dollar; 2021:
6 500
m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 606m US dollar (2022: 632m US dollar; 2021: 623m US dollar) and non-current assets located in the country of domicile represented 2 341m US dollar (2022: 2 533m US dollar; 2021: 2 457m US dollar).